Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Related parties
Schedule of balances with related parties
	Other receivables (i)	Trade receivables (Note 10)	Indemnification asset (note 20b)	Other payments (ii)	Loans (iii)	Suppliers (note 15a)	Bonds (note 14)
Cogna Educação S.A.	-	-	153,714	1,354	20,884	-	691,451
Anhanguera Educacional Participacoes SA.	-	413	-	-	-	-	-
Editora Atica S.A.	-	1,193	-	72,158	-	7,392	-
Editora Scipione S.A.	-	414	-	13,408	-	1,386	-
Centro Educacional Leonardo Da Vinci SS	-	63	-	-	-	-	-
Maxiprint Editora Ltda.	13	367	-	-	-	26	-
Pax Editora E Distribuidora Ltda.	-	-	-	-	-	-	-
Saraiva Educacao S.A.	-	804	-	36,454	-	8,010	-
Colegio Visao Eireli	-	115	-	-	-	-	-
Colegio Manauara Lato Sensu Ltda.	-	2,838	-	-	-	173	-
Pitagoras Sistema De Educacao Superior Ltda.	-	127	-	-	-	-	-
Somos Idiomas SA	79	-	-	-	-	-	-
SGE Comercio De Material Didatico Ltda.	-	6	-	41	-	661	-
Sistema P H De Ensino Ltda.	-	2,348	-	2,116	-	163	-
Escola Mater Christi Ltda.	-	216	-	-	-	104	-
Somos Educação S.A.	-	-	-	-	-	-	-
Saber Serviços Educacionais S.A.	1,686	3,710	-	-	-	2,658	100,892
Acel Adminstração de Cursos Educacionais Ltda	-	2,899	-	-	-	36	-
Educação Inovação e Tecnologia S.A.	-	-	-	229	-	0	-
Somos Operações Escolares S.A.	292	980	-	-	-	-	-
Sociedade Educacional Doze De Outubro Ltda.	-	231	-	-	-	36	-
Colégio Motivo Ltda.	-	1,250	-	-	-	249	-
Colégio JAO Ltda.	-	772	-	-	-	-	-
Editora E Distribuidora Educacional S.A.	-	528	-	9,547	-	89	-
Colégio Ambiental Ltda	-	315	-	-	-		-
Conlégio Cidade Ltda	-	155	-	-	-		-
Curso e Colégio Coqueiro Ltda	-	188	-	-	-		-
ECSA Escola A Chave do Saber Ltda	-	435	-	-	-		-
EDUFOR Serviços Educacionais Ltda	-	10	-	-	-		-
Escola Riacho Doce Ltda	-	253	-	-	-		-
Nucleo Brasileiro de Estudos Avançados Ltda	-	391	-	-	-		-
Papelaria Brasiliana Ltda	-	1,478	-	-	-		-
Sociedade Educacional Alphaville Ltda	-	190	-	-	-		-
Sociedade Educacional NEODNA Cuiaba Ltda	-	101	-	-	-		-
	2,070	22,791	153,714	135,307	20,884	20,985	792,343

(i)	Refers to other receivables related to cost sharing agreements where substantially Saber Serviços Educacionais (“Saber”), a Cogna Group entity, takes services from the Company;

(ii)	Refers substantially to “Reverse Factoring” contracts for raw material purchases, specifically graphics and paper, which the Company reimburses Atica and Scipione. See item a, below; and

(iii)

On April 1, 2020 the Company signed a loan agreement with Cogna Educação S.A. in the amount of R$ 20,000 bearing interest rate at CDI plus 3,75%. Until December 31, 2020 the Company recognized R$ 884 as interest expense on consolidated statement of Profit and Loss.

	December 31, 2019
	Other receivables	Trade receivables (Note 10)	Indemnification asset (note 20b)	Other payments	Loans	Suppliers (note 15)	Bonds (note 14)
Cogna Educação SA,	-	-	149,600	-	-	-	1,539,146
Anhanguera Educacional Participacoes SA,	-	1,150	-	-	-	-	-
Editora Atica SA,	16	281	-	31,944	-	-	-
Editora Scipione SA,	4,743	304	-	-	-	-	-
Escola Mater Christi Ltda,	-	204	-	130	-	-	-
Maxiprint Editora Ltda,	4,021	1,154	-	-	-	-	-
Pax Editora E Distribuidora Ltda,	-	49	-	-	-	-	-
Saraiva Educacao SA,	28,226	424	-	-	-	-	-
Somos Idiomas SA,	75	2	-	-	-	-	-
Acel Administracao De Cursos Educacionais Ltda,	-	1,415	-	-	-	-	-
Ecsa Escola A Chave Do Saber Ltda,	-	212	-	-	-	-	-
Colégio Jao Ltda,	-	415	-	-	-	-	-
Colégio Motivo Ltda,	-	1,442	-	-	-	-	-
Editora E Distribuidora Educacional SA,	-	2,705	-	-	-	737	-
Sge Comercio De Material Didatico Ltda,	6	5	-	-	-	482	-
Sistema P H De Ensino Ltda,	-	2,027	-	18	-	-	-
Somos Operações Escolares SA,	42	-	-	4,197	29,192	-	-
Saber Serviços Educacionais SA,	-	5,041	-	-	-	-	101,801
Sociedade Educacional Doze De Outubro Ltda,	-	232	-	-	-	-	-
Saber Serviços Educacionais as	1,012	-	-	-	-	-	-
Editora E Distribuidora Educacional as	-	-	-	12,955	-	-	-
	38,141	17,062	149,600	49,244	29,192	1,219	1,640,947

Schedule of transactions with related parties
	Year ended December 31, 2020				Year ended December 31, 2019		October 11, 2018 to December 31, 2018
Transactions held:	Revenues	Finance costs	Cost Sharing (note 20c)	Sublease (note 20e)	Revenues	Finance costs (i)	Revenues	Finance costs
Cogna Educação S.A.	-	48,432	-	-	-	86,839	-	-
Somos Educação S.A.	-	278	-	-	-	-	-	-
Editora Atica S.A.	7,287	229	11,989	15,364	-	-	-	-
Editora Scipione SA.	1,551	-	-	-	-	-	-	-
Colégio Manauara Lato Sensu Ltda.	3,139	-	-	-	-	-	-	-
Maxiprint Editora Ltda.	612	-	-	-	-	-	-	-
Saraiva Educacao SA.	3,364	-	-	3,739	-	-	-	-
Sociedade Educacional Parana Ltda.	795	-	-	-	-	-	-	-
Acel Administracao De Cursos Educacionais Ltda.	1,230	-	-	-		-	283	-
Sociedade Educacional Neodna Cuiaba Ltda.	367	-	-	-	1,307	-	-	-
Ecsa Escola A Chave Do Saber Ltda.	657	-	-	-	-	-	-	-
Colégio Motivo Ltda.	1,308	-	-	-	-	-	316	-
Sistema P H De Ensino Ltda.	5,776	-	-	-	1,909	-	3,267	-
Saber Serviços Educacionais S.A.	1,254	6,740	-	729	4,642	5,744	-	25,591
Sociedade Educacional Doze De Outubro Ltda	295	-	-	-	1,770	-	134	-
Editora E Distribuidora Educacional SA.	1,841	-	36,144	1,489	469	-	592	-
Somos Operações Escolares SA.	-	-	-	-	1,647	-	-	-
Escola Mater Christi	246	-	-	-	-	-	120	-
Colegio JAO Ltda.	387	-	-	-	311	-	127	-
Centro Educacional Leonardo Da Vinci SS	1,319	-	-	-	511	-	-	-
Nucleo Brasileiro de Estudos Avancados Ltda	423	-	-	-	-	-	-	-
Papelaria Brasiliana Ltda	1,287	-	-	-	-	-	-	-
Sociedade Educacional Alphaville SA	317	-	-	-	-	-	-	-
Sociedade Educacional NEODNA Cuiaba Ltda - EPP	367	-	-	-	-	-	-	-
Others	-	-	-	362	134	-	72	-
	33,822	55,679	48,133	21,683	12,700	92,583	4,911	25,591

(i)	Refers to debentures interest; see Note 14.

Schedule of commercial lease and sublease agreements with related parties
Entity (Sublessor)	Counterpart sublease agreement (Sublessee)	Monthly payments	Maturity	Rate	State of the property in use
Editora e Distribuidora Educacional S,A (“EDE”)	Somos Sistemas de Ensino S.A.	R$ 390	September 30, 2025	Inflation index	São Paulo (São Paulo)
Somos Sistemas de Ensino S.A.	Editora Ática S.A.	R$439	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	SGE Comércio de Material Didático Ltda, (“SGE”),	R$15	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Somos Idiomas S.A.	R$ 3	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Saraiva Educação S,A, (“Sariva”)	R$ 113	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Livraria Livro Fácil Ltda,(“Livro Fácil”)	R$ 82	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Editora e Distribuidora Educacional S,A (“EDE”)	R$ 43	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Lessee Entity	Counterpart lease agreement (Lessor)	Monthly payments	Maturity	Rate	State of the property in use
Somos Sistemas de Ensino S.A.	Editora Scipione S.A.	R$35	60 months from the agreement date	Inflation index	Pernambuco (Recife)
Somos Sistemas de Ensino S.A.	Editora Ática S.A.	R$30	60 months from the agreement date	Inflation index	Bahia (Salvador)

Schedule of key management personnel compensation expenses
	December 31, 2020	December 31, 2019	From October 11 to December 31, 2018
Short-term employee benefits (i)	6,982	11,430	155
Share-based compensation plan (ii)	33,594	1,372	475
	40,576	12,802	630

(i)

The Company, as a result of COVID-19, has been reviewed some short-term benefits not based on legal obligation, for example bonus based on performance to key management personnel. As a consequence, the expense over those short-term benefit has been reversed.

(ii)	Refers substantially to share-based compensation plan, considered as IPO Bonus, which included payroll charges.